Investor A, C, Institutional and Class R | BLACKROCK EUROFUND
Fund Overview<br/><br/>Key Facts About BlackRock EuroFund
Investment Objective
The investment objective of the BlackRock EuroFund (the “EuroFund” or the “Fund”) is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 22 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees<br/>(fees paid directly from your investment)
Shareholder Fees - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.31%	0.33%	0.36%	0.56%
Total Annual Fund Operating Expenses		1.31%	2.08%	1.11%	1.81%
Fee Waivers and/or Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.31%	2.08%	1.11%	1.81%
[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through October 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	651	918	1,205	2,021
Investor C Shares	311	652	1,119	2,410
Institutional Shares	113	353	612	1,352
Class R Shares	184	569	980	2,127

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R | BLACKROCK EUROFUND | Investor C Shares | USD ($)	211	652	1,119	2,410

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. For these purposes, “net assets” include any borrowings for investment purposes. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Common stock are securities representing shares of ownership of a corporation. Convertible securities are securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

The Fund may invest in companies of any size. The Fund has no limits on the geographic asset distribution of its investments within Europe. However, the Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies located in countries participating in the European Monetary Union (the “Eurozone”). Other exposure may include, without limitation, investments in companies located in European Union Member States that Fund management believes are likely to join the Eurozone in the foreseeable future and in companies based elsewhere that exercise the predominant part of their economic activity in Eurozone countries.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less ﬁnancially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to October 23, 2018 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies. The table compares the Fund’s performance to that of the MSCI EMU Index and the MSCI Europe Index. Effective October 23, 2018, the Fund’s benchmark against which it measured its performance, the MSCI Europe Index, was replaced with the MSCI EMU Index. Fund management believes the MSCI EMU Index more accurately reflects the investment strategies of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Investor A Shares<br/>ANNUAL TOTAL RETURNS<br/>BlackRock EuroFund<br/>As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 27.37% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.16% (quarter ended September 30, 2011). The year-to-date return as of September 30, 2018 was -3.35%.
As of 12/31/17<br/>Average Annual Total Returns
Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND		1 Year	5 Years	10 Years
Investor A Shares		15.67%	4.07%	(0.35%)
Investor A Shares | Return After Taxes on Distributions		15.58%	3.82%	(1.02%)
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares		9.27%	3.29%	(0.42%)
Investor C Shares		20.21%	4.35%	(0.64%)
Institutional Shares		22.34%	5.42%	0.39%
Class R Shares		21.49%	4.71%	(0.37%)
MSCI EMU Index (Reflects no deduction for fees, expenses or taxes)		28.06%	8.61%	(0.05%)
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	[1]	25.51%	7.37%	1.34%
[1]	Effective October 23, 2018, the Fund no longer measures its performance against the MSCI Europe Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.